Non-financial Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other Current Liabilities
Disclosure - Other liabilities [Line Items]
Advances received	₩ 3,724,238	₩ 3,772,713
Accrued income	63,038	41,593
Deferred revenue	556,072	476,631
Withholdings	172,454	164,370
Other nonfincial liabilities	1,058,239	1,129,001
Total	5,574,041	5,584,308
Other Noncurrent Liabilities
Disclosure - Other liabilities [Line Items]
Advances received	80,937	181,612
Accrued income	4,690	19,718
Deferred revenue	8,050,491	7,848,550
Withholdings	10,856	10,529
Other nonfincial liabilities	13,059	12,025
Total	₩ 8,160,033	₩ 8,072,434